Finance debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Schedule of finance debt
	December 31, 2025				December 31, 2024
(€ million)	Short-term debt	Current portion of long-term debt	Long-term debt	Total	Short-term debt	Current portion of long-term debt	Long-term debt	Total
Banks	3,394	330	1,268	4,992	2,941	269	921	4,131
Ordinary bonds		2,320	17,855	20,175		2,695	19,641	22,336
Sustainability-linked convertible bonds		9	939	948		9	928	937
Other financial institutions	1,535	775	77	2,387	1,297	1,609	80	2,986
	4,929	3,434	20,139	28,502	4,238	4,582	21,570	30,390

Schedule of supplier finance arrangements
(€ million)	Long-term SFAs	Current SFAs and current portion of long-term SFAs	Total
Carrying amount at December 31, 2024	26	2,542	2,568
Cash flows		(2,249)	(2,249)
Non-monetary increases	12	1,430	1,442
Currency translation differences		(174)	(174)
Other non-monetary changes	(18)	16	(2)
Carrying amount at December 31, 2025	20	1,565	1,585
Carrying amount at December 31, 2023	92	893	985
Cash flows		(844)	(844)
Non-monetary increases	451	1,788	2,239
Currency translation differences	2	92	94
Other non-monetary changes	(519)	613	94
Carrying amount at December 31, 2024	26	2,542	2,568

Schedule of fair value of long-term debt
(€ million)	December 31, 2025	December 31, 2024
Ordinary bonds and sustainability-linked bonds	20,119	21,026
Convertible sustainability-linked bonds	1,071	973
Banks	1,608	1,143
Other financial institutions	852	1,689
	23,650	24,831

Schedule of changes in liabilities arising from financing activities
(€ million)	Long-term debt and current portion of long-term debt	Short-term debt	Long-term and current portion of long-term lease liabilities	Total
Carrying amount at December 31, 2024	26,152	4,238	6,453	36,843
Cash flows	(2,279)	(276)	(1,250)	(3,805)
Currency translation differences	(586)	201	(484)	(869)
Changes in the scope of consolidation	470	4		474
Other non-monetary changes	(184)	762	981	1,559
Carrying amount at December 31, 2025	23,573	4,929	5,700	34,202
Carrying amount at December 31, 2023	24,637	4,092	5,336	34,065
Cash flows	(1,232)	(61)	(1,205)	(2,498)
Currency translation differences	232	(303)	247	176
Changes in the scope of consolidation	855	12	50	917
Other non-monetary changes	1,660	498	2,025	4,183
Carrying amount at December 31, 2024	26,152	4,238	6,453	36,843

Currency
Disclosure of detailed information about borrowings [line items]
Schedule of finance debt
	December 31, 2025				December 31, 2024
	Short-term debt (€ million)	Weighted average rate (%)	Long-term debt and current portion of long-term debt (€ million)	Weighted average rate (%)	Short-term debt (€ million)	Weighted average rate (%)	Long-term debt and current portion of long-term debt (€ million)	Weighted average rate (%)
Euro	4,449	2.1	16,959	2.5	3,518	3.0	19,547	2.5
U.S. dollar	437	3.0	6,612	4.9	707	4.8	6,603	5.3
Other currencies	43	1.7	2	2.7	13	2.2	2	2.7
	4,929		23,573		4,238		26,152

Ordinary Bonds with sustainability-linked bonds
Disclosure of detailed information about borrowings [line items]
Schedule of finance debt
(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate (%)
Issuing entity
Euro Medium Term Notes
Eni SpA	1,250	24	1,274	EUR	2033	4.250
Eni SpA	1,000	49	1,049	EUR	2029	3.625
Eni SpA	1,000	26	1,026	EUR	2034	3.875
Eni SpA	1,000	14	1,014	EUR	2026	1.500
Eni SpA	1,000	11	1,011	EUR	2031	2.000
Eni SpA	1,000	7	1,007	EUR	2026	1.250
Eni SpA	1,000	4	1,004	EUR	2030	0.625
Eni SpA	800	5	805	EUR	2028	1.625
Eni SpA	750	10	760	EUR	2027	1.500
Eni SpA	750	(2)	748	EUR	2034	1.000
Eni SpA	638	8	646	USD	2027	variable
Eni SpA	600		600	EUR	2028	1.125
Eni SpA	100	4	104	EUR	2028	5.441
Eni SpA	75		75	EUR	2043	3.875
Eni SpA	70	1	71	EUR	2032	4.000
Eni SpA	50		50	EUR	2031	4.800
Eni SpA - Sustainability-linked	1,000		1,000	EUR	2028	0.375
Eni SpA - Sustainability-linked	750	16	766	EUR	2027	3.625
	12,833	177	13,010
Other bonds
Eni SpA	1,063	(21)	1,042	USD	2054	5.950
Eni SpA	851	8	859	USD	2028	4.750
Eni SpA	851	2	853	USD	2029	4.250
Eni SpA	851	7	858	USD	2034	5.500
Eni SpA	851	(7)	844	USD	2035	5.750
Eni SpA	298	1	299	USD	2040	5.700
Eni USA Inc	340	3	343	USD	2027	7.300
Eni SpA - Sustainability-linked - Retail	2,000	67	2,067	EUR	2028	4.300
	7,105	60	7,165
	19,938	237	20,175

Convertible senior unsecured sustainability-linked bond
Disclosure of detailed information about borrowings [line items]
Schedule of finance debt
(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate (%)
Issuing entity
Eni SpA - Convertible senior unsecured sustainability-linked bonds	1,000	27	1,027	EUR	2030	2.950
of which financial liabilities	920	28	948	EUR
of which equity	80	(1)	79	EUR